CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Feb. 28, 2018 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (24,187,649)	$ (5,592,341)	$ (9,577,484)	$ (4,865,724)
Adjustments to reconcile net loss to net cash used in operating activities:
Imputed interest	807	804	1,076	1,075
Excess derivative	0	0	1,940,439	0
Change in fair value of derivative	0	25,863	195,725	(310,975)
Loss on modification of debt	0	29,145	29,145	43,334
Loss on modification of debt – related party	0	0	0	951,239
Stock-based compensation	17,500		794,607	3,250
Warrants issued to placement agent	3,783,130	610,414	503,655	0
Warrants and Special Warrants issued to penalty	8,084,522	0	0	0
Units issued to placement agent	557,335
Non-cash offering costs of equity financing	403,588	0	0	0
Fair value of shares vested by officers	328,513	55,000	0	0
Fair value of shares issued to consultants	490,000	0	0	0
Fair value of shares issued in settlement	47,500	0	0	0
Note issued as commitment	0	404,082
Loss on Note exchange	0	404,082	404,082	0
Loss on extinguishment of debt	0	989,032	989,032	0
(Gain) loss on note exchange	0	(3,480)	(3,480)	0
Expense from derivative triggering event	12,659	0	0	0
Prepayment Penalty	0	0	137,000	0
Amortization of debt discounts	2,481,674	1,391,110	2,534,103	2,274,519
Amortization of deferred financing costs	0	22,569
Depreciation and amortization expense	184,068	993	1,322	1,324
Start-up costs	0	0	0	141,739
Changes in assets and liabilities:
Accounts receivable	(259,576)	0
Interest receivable	(99,618)	0
Inventory	(199,843)	0
Prepaid expenses	(608,090)	(11,188)	0	5,332
Other assets	0	50,000	50,000	0
Redemption premium in transit	(964,788)	(46,000)
Accounts payable and accrued expenses	(353,832)	937,895	300,421	238,387
Accrued compensation	(16,667)	167,584	216,667	150,000
Due to related parties	(50,000)	0
Accrued interest, related party	5,943	87,966	96,211	204,364
Accrued interest	588,312	21,045	11,746	(20,169)
Deferred rent	1,667	(49,565)	(49,565)	0
Net cash used in operating activities	(9,770,345)	(909,072)	(1,425,298)	(1,182,305)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to purchase property, plant and equipment	(735,234)	0
Payments to acquire note receivable	(5,150,000)	0
Payment for investment in Alternative Solutions	(5,982,710)	(2,050,000)	(2,050,000)	0
Payment for construction in progress			0	(35,013)
Net cash used in investing activities	(11,867,944)	(2,050,000)	(2,050,000)	(35,013)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party convertible notes payable	0	601,070	761,829	150,000
Proceeds from related party notes payable	211,700		0	1,447,550
Proceeds from notes payable		410,000	410,000	0
Proceeds from convertible note payable	18,369,000	880,000	1,655,000	0
Principal payments on notes payable	(310,000)	0	(100,000)	0
Principal payments on related party notes payable	(211,838)	0	(237,794)	(61,000)
Principal payments on convertible notes payable	(37,500)	0	(500,000)	(329,166)
Proceeds from sale of equity	15,535,978	1,012,425	1,460,917	0
Net cash provided by financing activities	33,557,340	2,903,495	3,449,952	1,207,384
Net increase in cash and cash equivalents	11,919,051	(55,577)	(25,346)	(9,934)
Cash and cash equivalents at beginning of period	52,964	78,310	78,310	88,244
Cash and cash equivalents at end of period	11,972,015	22,733	52,964	78,310
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	8,964	0	0	53,837
Income taxes paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Convertible note issued for unpaid accrued salary	75,000	112,500	150,000	362,500
Related party notes payable reclassified as related party convertible notes payable	0	1,116,856	1,116,816	849,750
Beneficial conversion feature on convertible notes	9,039,096	1,681,946	0	0
Discount on notes due to derivatives	0	1,321,862	1,758,741	600,564
Charge to paid-in capital for par value of shares issued in cashless exercise of warrants	3,362	0	0	0
Reclassify derivative liability to paid-in capital upon adoption of ASU 2017-11	1,265,751	0	442,775
Shares issued for services from stock payable	25,313	0	0	0
Common stock issued for conversion of related party notes payable	1,295,690	936,478	2,023,666	2,704,240
Common stock issued for conversion of convertible notes payable	1,295,690		1,618,446
Shares issued for settlement of accounts payable	0	6,000	6,000	0
Settlement of derivative liability	$ 0	$ 0	442,775	612,850
Non-Related Party Debt [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for conversion of convertible notes payable			$ 2,554,924	$ 137,500